RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29.  RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

29.  RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(a)    Cash and cash equivalent

	As of December 31,
	2022	2023

	(HK$ in thousands)
Cash and cash equivalent	349	346

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,
	2022	2023

	(HK$ in thousands)
Payables in relation to cloud equipment and services from Tencent Group	48,672	55,939
Payables to Tencent Group in relation to ESOP management services	3,822	11,957
Other services from Tencent Group	231	1,122
	52,725	69,018

(c)    Transactions with Related Parties

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)

Cloud service fee	114,386	171,692	152,429
Software purchased	3,869	1,997	1,300
ESOP management service income	640	675	565
SMS channel service fee	1,197	1,018	135
Equipment purchased	45,658	—	—
Other services	135	335	5,006
	165,885	175,717	159,435

The Group utilizes the cloud services, equipment and software provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media. The Group also earns revenue from Tencent Group by providing ESOP management service.

(d)   Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2022 and 2023, were payables to directors and officers of HK$29,705 thousand and HK$31,545 thousand, respectively. Revenue earned by providing brokerage services to directors and officers and their spouses amounts to HK$1,430 thousand, HK$624 thousand and HK$88 thousand for the years ended December 31, 2021, 2022 and 2023, respectively.